Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of share options
Outstanding at the beginning of the year	2,976,049
Granted	0
Exercised	(370,422)
Forfeited	(233,605)
Outstanding at the end of the year	2,372,022	2,976,049
Exercisable at the end of the year	2,162,314
Weighted-average exercise price
Outstanding at the beginning of the year	$ 56.78
Granted	0
Exercised	9.1
Forfeited	60.84
Outstanding at the end of the year	63.36	$ 56.78
Exercisable at the end of the year	$ 66.14
Weighted-average remaining contractual term (in years)
Outstanding	2 years 9 months 29 days	3 years 8 months 23 days
Exercisable at the end of the year	2 years 8 months 12 days